Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash Flows From Operating Activities
Net loss	$ (5,532,937)	$ (4,745,743)	$ (8,636,292)	$ (7,923,480)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount	216,909	402,469	542,336	339,443
Accretion of interest expense	89,364	2,916	40,052	85,086
Depreciation and amortization	129,486	127,182	258,425	213,784
Stock-based compensation	2,283,111	1,355,327	2,536,785	1,954,736
Loss on extinguishment of note payables, net	59,938	16,660	58,787	35,677
Gain on settlement of payables			(12,182)
Loss on settlement of payables	98,704
Warrant modification expense	4,500	28,486	28,486	114,415
Changes in operating assets and liabilities:
Accounts receivable	(14,000)	77,375	87,375	(93,375)
Prepaid expenses and other current assets	10,918	15,326	5,494	(6,833)
Accounts payable	215,555	(377,197)	(113,151)	1,381,407
Accrued interest			120,552	(81,387)
Accrued expenses and other current liabilities			80,658	1,022,813
Accrued interest, expenses and other current liabilities	453,524	361,794
Deferred revenues				(164,349)
Total Adjustments	3,548,009	2,010,338	3,633,617	4,801,417
Net Cash Used In Operating Activities	(1,984,928)	(2,735,405)	(5,002,675)	(3,122,063)
Cash Flows From Investing Activities
Purchases of property and equipment		(151,200)	(188,764)	(408,069)
License maintenance costs				(75,000)
Net Cash Used In Investing Activities		(151,200)	(188,764)	(483,069)
Cash Flows From Financing Activities
Proceeds from notes payable	875,000	980,000	1,894,000	1,210,015
Repayments of notes payable	(74,003)	(118,500)	(476,500)	(5,000)
Advances from director, officer and family member of officer	34,015	89,045	292,090	564,105
Repayments of advances from an officer and a director	(49,015)	(160,575)	(364,120)	(387,075)
Proceeds from exercise of warrants	175,000	212,898	212,898	264,144
Sales of common stock and warrants for cash	994,000	2,233,372	3,498,338	2,033,700
Net Cash Provided By Financing Activities	1,954,997	3,236,240	5,056,706	3,679,889
Net (Decrease) Increase In Cash	(29,931)	349,635	(134,733)	74,757
Cash - Beginning	31,822	166,555	166,555	91,798
Cash - Ending	1,891	516,190	31,822	166,555
Supplemental Disclosures of Cash Flow Information:
Interest	11,000	15,000	30,406	61,453
Non-cash investing and financing activities:
Warrant modification in connection with extension or exchanges of notes payable			96,634	114,873
Warrants modification expense	4,500		96,634	229,288
Shares and warrants issued or modified as debt discount in connection with notes payable	125,017	129,613	246,212	178,893
Shares and warrants issued in exchange for notes payable, convertible notes and accrued interest	421,302	231,480	352,593	5,720,195
Conversion of notes payable and accrued interest into common stock	246,134	215,158	341,752	238,508
Shares issued in satisfaction of accrued consulting and director services	568,704	27,553	27,553	8,481
Accrued interest reclassified as principal in connection with note payable reissuance				44,379
Beneficial conversion features recorded as debt discount	$ 407	$ 215,446	231,708	87,788
Accrued deferred offering costs				333,117
Shares and warrants issued in connection with settlement agreement				152,000
Accrued liabilities associated with purchases of property and equipment				139,729
Advances converted into note payable, related party				65,000
Indebtness satisfied via legal settlement				5,000
Retirement of treasury shares			$ 48,875